Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 16,223	$ 1,621,756	$ (1,213,284)	$ 424,695
Beginning Balance, Shares at Dec. 31, 2011	16,223,206
Issuance of common stock, Amount	2,270	1,011,957		1,014,227
Issuance of common stock, Shares	2,270,000
Issuance of common stock in exchange for consulting services, Amount	253	128,522		128,775
Issuance of common stock in exchange for consulting services, Shares	252,500
Stock based compensation		480,108		480,108
Net loss			(1,484,115)	(1,484,115)
Ending Balance, Amount at Dec. 31, 2012	18,746	3,375,116	(2,697,399)	696,463
Ending Balance, Shares at Dec. 31, 2012	18,745,706
Issuance of common stock, Amount	18,312	3,551,056		3,569,368
Issuance of common stock, Shares	18,312,341
Issuance of common stock warrants		1,616,062		1,616,062
Issuance of common stock warrants in exchange for consulting services		282,901		282,901
Cashless exercise of common stock options, Amount	13	(13)
Cashless exercise of common stock options, Shares	13,104
Issuance of common stock in exchange for consulting services, Amount	291	226,775		227,066
Issuance of common stock in exchange for consulting services, Shares	291,009
Stock based compensation		1,554,913		1,554,913
Net loss			(4,601,503)	(4,601,503)
Ending Balance, Amount at Dec. 31, 2013	$ 37,362	$ 10,606,810	$ (7,298,902)	$ 3,345,270
Ending Balance, Shares at Dec. 31, 2013	37,362,160